Convertible Preferred Stock, Common Stock and Stockholders' Deficit - Summary of Redeemable Convertible Preferred Stock (Detail)	Dec. 31, 2020 USD ($) $ / shares shares
Series A-1
Temporary Equity [Line Items]
Shares Authorized	34,361,663
Original Issuance Price | $ / shares	$ 0.3993
Shares Issued	34,361,663
Liquidation Value | $	$ 13,720,612
Series B
Temporary Equity [Line Items]
Shares Authorized	23,549,212
Original Issuance Price | $ / shares	$ 0.7139
Shares Issued	23,549,212
Liquidation Value | $	$ 16,811,782
Series C
Temporary Equity [Line Items]
Shares Authorized	12,766,166
Original Issuance Price | $ / shares	$ 0.8378
Shares Issued	12,766,166
Liquidation Value | $	$ 10,695,494
Series D
Temporary Equity [Line Items]
Shares Authorized	17,266,027
Original Issuance Price | $ / shares	$ 0.9788
Shares Issued	17,138,320
Liquidation Value | $	$ 16,774,988
Series E
Temporary Equity [Line Items]
Shares Authorized	66,780,429
Original Issuance Price | $ / shares	$ 0.6055
Shares Issued	66,061,102
Liquidation Value | $	$ 39,999,997
Total
Temporary Equity [Line Items]
Shares Authorized	154,723,497
Shares Issued	153,876,463
Liquidation Value | $	$ 98,002,873